Share-based Compensation - Nio Incentive Plans - Restricted Shares (Details) ¥ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2021 CNY (¥) $ / shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 $ / shares	Dec. 31, 2020 CNY (¥) $ / shares shares
Weighted Average Grant Date Fair Value, Restricted shares
Recognized share-based compensation expenses | ¥	¥ 613,449		¥ 126,895
Restricted shares | Nio Incentive Plan [Member] | Employees
Number of Restricted Shares Outstanding
Granted | shares	526,962
Forfeited | shares	(23,140)
Unvested, Ending Balance | shares	503,822
Weighted Average Grant Date Fair Value, Restricted shares
Granted | $ / shares		$ 41.45
Forfeited | $ / shares		40.28
Unvested, Ending Balance | $ / shares		$ 41.50
Recognized share-based compensation expenses | ¥	¥ 7,444		¥ 0
Unrecognized share-based compensation expenses, other than options | ¥	¥ 127,724	$ 127,724			¥ 0
Weighted-average period for unrecognized expenses expected to be recognized	3 years 7 months 24 days				0 years
Restricted shares | Nio Incentive Plan [Member] | Non-employees
Number of Restricted Shares Outstanding
Unvested, Beginning Balance | shares	1,735,744		31,948		31,948
Granted | shares	9,197,669		2,203,469
Vested | shares	(584,963)		(2,165,417)
Forfeited | shares	(188,343)
Unvested, Ending Balance | shares	10,160,107		70,000		1,735,744
Weighted Average Grant Date Fair Value, Restricted shares
Unvested, Beginning Balance | $ / shares		$ 40.05		$ 6.60	¥ 6.60
Granted | $ / shares		33.90		4.26
Vested | $ / shares		41.33		3.85
Forfeited | $ / shares		38.12
Unvested, Ending Balance | $ / shares		$ 33.29		$ 16.95	¥ 40.05
Recognized share-based compensation expenses | ¥	¥ 216,803		¥ 3,114
Unrecognized share-based compensation expenses, other than options | ¥	¥ 2,046,492	$ 2,046,492			¥ 472,628
Weighted-average period for unrecognized expenses expected to be recognized	3 years 7 months 20 days				3 years 7 months 24 days